Loans (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Financing Receivable, Credit Quality Indicator [Line Items]
Balance at beginning of year	$ 1,576	$ 1,533
Provision for loan losses		185
Loans charged off		(240)
Recoveries		98
Balance at end of year	1,456	1,576
Residential real estate One- to four-family [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Balance at beginning of year	795	773
Provision for loan losses	41	164
Loans charged off	(190)	(240)
Recoveries	39	98
Balance at end of year	685	795
Residential real estate Multi-family [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Balance at beginning of year	225	243
Provision for loan losses	(25)	(18)
Loans charged off
Recoveries
Balance at end of year	200	225
Residential real estate Construction [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Balance at beginning of year	8	6
Provision for loan losses	(2)	2
Loans charged off
Recoveries
Balance at end of year	6	8
Land [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Balance at beginning of year	1	4
Provision for loan losses		(3)
Loans charged off
Recoveries
Balance at end of year	1	1
Nonresidential real estate [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Balance at beginning of year	321	270
Provision for loan losses	15	51
Loans charged off
Recoveries
Balance at end of year	336	321
Farm [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Balance at beginning of year	6	9
Provision for loan losses		(3)
Loans charged off
Recoveries
Balance at end of year	6	6
Commercial and industrial [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Balance at beginning of year	3	6
Provision for loan losses	2	(3)
Loans charged off
Recoveries
Balance at end of year	5	3
Loans on deposits [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Balance at beginning of year	3	4
Provision for loan losses		(1)
Loans charged off
Recoveries
Balance at end of year	3	3
Home Equity [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Balance at beginning of year	13	17
Provision for loan losses	1	(4)
Loans charged off
Recoveries
Balance at end of year	14	13
Unsecured [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Balance at beginning of year	1	1
Provision for loan losses	(21)
Loans charged off
Recoveries	20
Balance at end of year		1
Unallocated [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Balance at beginning of year	200	200
Provision for loan losses
Loans charged off
Recoveries
Balance at end of year	$ 200	$ 200